Presentation of financial statements and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Presentation of financial statements and summary of significant accounting policies
Schedule of subsidiaries and jointly-operated entities

	Percentage of total capital
	2017			2016
	Direct	Indirect	Total	Total

Companies located in Brazil
Asapir (i)	50		50	50
Fibria-MS (ii)				100
Fibria Terminais Portuários S.A.	100		100	100
Fibria Terminal de Celulose de Santos SPE S.A.	100		100	100
F&E Participações Ltda.	100		100	100
F&E Tecnologia do Brasil S.A.		100	100	100
Portocel	51		51	51
Projetos Especiais e Investimentos S.A.	100		100	100
Veracel (i)	50		50	50

Companies located abroad
Fibria Celulose (USA) Inc.	100		100	100
Fibria Innovations Inc.	100		100	100
Fibria International Trade GmbH		100	100	100
Fibria Overseas Finance Ltd.	100		100	100
Fibria Overseas Holding KFT.	100		100	100
Fibria Trading International KFT.	48.3	51.7	100	100
VOTO IV (i)	50		50	50

(i)	Jointly-operated entities, as detailed in Note 2.2.2 (b).

(ii)

On December 31, 2017, in order to simplify our corporate structure, the Company performed the incorporation of its subsidiary Fibria-MS Celulose Sul Mato-Grossense Ltda. (“Fibria-MS”), whose equity’s value was evaluated through the accounting criteria. The incorporation did not produce effects on the Company’s consolidated financial statements once 100% of the Fibria-MS’s capital was held by the Company. The incorporation was approved in the Extraordinary General Meeting held on December 18, 2017.